Borrowings - Maturity Profile of the Gross Amounts of Senior Secured Notes and Mortgages (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Description of redemption option [line items]
Maturity amount	€ 779,316	€ 680,239	€ 519,646
Undrawn borrowing facilities	100,000
Within one year [member]
Description of redemption option [line items]
Maturity amount	104,400	7,332
Undrawn borrowing facilities	100,000
Between 1 and 5 years [member]
Description of redemption option [line items]
Maturity amount	648,000	643,800	503,199
Undrawn borrowing facilities	100,000
After 5 years [member]
Description of redemption option [line items]
Maturity amount	€ 26,916	€ 29,107	€ 16,447